Cover	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2026
Entity File Number	000-41886
Entity Registrant Name	Citi Trends, Inc.
Entity Central Index Key	0001318484
Entity Tax Identification Number	52-2150697
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	17 Park of Commerce Boulevard
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Savannah
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	31405
City Area Code	912
Local Phone Number	236-1561
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	CTRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false